Stockholders' equity (Details) (USD $)	1 Months Ended								9 Months Ended		12 Months Ended
	Oct. 31, 2011	Aug. 31, 2011	Jun. 30, 2011	Apr. 30, 2011	Jan. 31, 2011	Oct. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Sep. 30, 2011 rate vote debenture	Sep. 30, 2010	Dec. 31, 2010
Stockholders' equity
Number of Votes per common and preferred class A stock share per person									1
Number of preferred special shares held with The Brazilian Government (in shares)									12
Mandatory minimum dividend of annual adjusted net income under Brazilian GAAP, Common stockholders (as a percent)									0.25
Mandatory minimum dividend of annual adjusted net income under Brazilian GAAP, Preferred stockholders (as a percent)									0.25
Minimum Dividend percentage for preferred stockholders of the preferred capital (as a percent)									0.06
Dividend percentage for preferred stockholders if greater than 6% (as a percent)									0.03
Approval of payments to shareholders	$ 3,000,000,000
Approval of interest on capital	1,859,000,000
Approval of dividends to preferred stockholders	1,141,000,000
Approval of second tranche of the minimum dividend						1,250,000,000,000
Amount of additional dividends distributed		3,000,000,000				500,000,000
Payment of additional dividend per outstanding share (in dollars per share)		$ 0.576780063
Extraordinary payment of interest on capital in total gross amount				2,000,000,000	1,000,000,000
Extraordinary payment of interest on capital per outstanding shares (in dollars per share)				$ 0.383268113	$ 0.191634056
Amount of shares held in treasury for subsequent sale or cancellation			3,000,000,000				2,000,000,000
Number of common shares authorized in share buy-back plan			84,814,902				64,810,513
Number of preferred shares authorized in share buy-back plan			102,231,122				98,367,748
Common shares acquired (in shares)									25,988,880		21,682,700
Preferred shares acquired (in shares)									53,105,900		48,197,700
Debt conversion
Number of treasury stocks used for conversion (in shares)								75,435,238		75,435,238
Adjustments in additional paid in capital related to note conversion								$ 1,379,000,000
Common stock | Rio and Rio P
Debt conversion
Number of converted shares (in shares)								49,305,205
Rio and Rio P | Preferred Class A
Debt conversion
Number of converted shares (in shares)								26,130,033